PIMCO StocksPLUS Global Portfolio Performance Management - Advisor Class [Member] - PIMCO StocksPLUS Global Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio’s Advisor Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Portfolio’s regulatory index is the MSCI World Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. The supplemental index shown is the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index. The 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. dollars on an unhedged basis. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Portfolio’s regulatory index is the MSCI World Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. The supplemental index shown is the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index. The 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. dollars on an unhedged basis. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns — Advisor Class
Bar Chart Closing [Text Block]	Best QuarterJune 30, 202020.42%Worst QuarterMarch 31, 2020-23.02%
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Availability Website Address [Text]	www.pimco.com/pvit
Performance Availability Phone [Text]	1-888-87-PIMCO
Advisor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020